Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2023 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2022 | shares	126,250,360
Granted | shares	35,125,120
Vested | shares	(49,878,448)
Forfeited/Cancelled | shares	(15,334,944)
Unvested, December 31, 2023 | shares	96,162,088
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2022 | $ / shares	$ 17
Granted | $ / shares	17
Vested | $ / shares	17
Forfeited/Cancelled | $ / shares	17
Unvested, December 31, 2023 | $ / shares	$ 17